Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Segment information

6. Segment information

Geographical information

	December 31, 2023	December 31, 2024
Property and equipment	100,000	1
Right-of-use assets	349,905	95,198
Intangible assets	4,627,072	4,627,072
Total Switzerland	5,076,977	4,722,271

Non-current assets for geographical information exclude financial instruments and investments in associated companies.